GMO Emerging Country Debt Fund Expense Example - GMO Emerging Country Debt Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 215
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	946
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	886
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 826